Fixed Assets and Right of Use Assets and Lease Liability (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Net opening balance	$ 253,586	$ 238,326
Total	252,346	253,586
Gross balance [Member]
Statement Line Items [Line Items]
Total	585,342	544,052
Accumulated depreciation [Member]
Statement Line Items [Line Items]
Total	(332,996)	(290,466)
Land and buildings [Member]
Statement Line Items [Line Items]
Net opening balance	174,758	159,352
Total	174	174,758
Land and buildings [Member] | Gross balance [Member]
Statement Line Items [Line Items]
Total	295	289,568
Land and buildings [Member] | Accumulated depreciation [Member]
Statement Line Items [Line Items]
Total	(121,338)	(114,810)
Equipment [Member]
Statement Line Items [Line Items]
Net opening balance	56,865	63,516
Total	55,494	56,865
Equipment [Member] | Gross balance [Member]
Statement Line Items [Line Items]
Total	219,600	192,328
Equipment [Member] | Accumulated depreciation [Member]
Statement Line Items [Line Items]
Total	(164,106)	(135,463)
Other [Member]
Statement Line Items [Line Items]
Net opening balance	21,963	15,458
Total	22,206	21,963
Other [Member] | Gross balance [Member]
Statement Line Items [Line Items]
Total	69,758	62,156
Other [Member] | Accumulated depreciation [Member]
Statement Line Items [Line Items]
Total	$ (47,552)	$ (40,193)